Net other operating income (Tables)	12 Months Ended
Dec. 31, 2020
Net other operating income [Abstract]
Net other operating income
	2020 £’000	2019 £’000	2018 £’000
Profit on derecognition of leases	3,700	-
Loss on disposal of property, plant and equipment	(1,064)	-
Settlement agreement	810	-
Sub-lease income	460	185	622
Remeasurement of leases	227
Other	109	-
	4,242	185	622